Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000211437
Shareholder Report [Line Items]
Fund Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Class Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Trading Symbol	IVOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quadratic Interest Rate Volatility and Inflation Hedge ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kfafunds.com/ivol/. You can also request this information by contacting us at 1-833-IVOL-ETF (1-833-486-5383).
Additional Information Phone Number	1-833-IVOL-ETF (1-833-486-5383)
Additional Information Website	https://kfafunds.com/ivol/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 424,779,965
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,847,855
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$424,779,965	8	$1,847,855	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*Footnote Reference^

Value	Value
Purchased OptionsFootnote Reference(1)	10.0%
Exchange-Traded Funds	74.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Investments as a percentage of total net assets will not add up to 100% because this chart does not include cash and other assets and liabilities. The difference between 100% and the sum of the percentages above is mostly cash held by the fund.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Schwab U.S. TIPS ETF	74.6%
Purchased Option - CMS 10Y - 2Y, 0.20%, 04/14/27Footnote Reference(1)	2.3%
Purchased Option - CMS 10Y - 2Y, 0.05%, 04/08/26Footnote Reference(1)	2.3%
Purchased Option - CMS 10Y - 2Y, 0.28%, 12/09/26Footnote Reference(1)	1.8%
Purchased Option - CMS 10Y - 2Y, 0.50%, 09/15/27Footnote Reference(1)	1.8%
Purchased Option - CMS 10Y - 2Y, 0.55%, 05/17/28Footnote Reference(1)	0.7%
Purchased Option - CMS 10Y - 2Y, 0.85%, 09/15/28Footnote Reference(1)	0.7%
Purchased Option - CMS 10Y - 2Y, 0.58%, 06/24/26Footnote Reference(1)	0.4%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kfafunds.com/ivol/
C000225265
Shareholder Report [Line Items]
Fund Name	Quadratic Deflation ETF
Class Name	Quadratic Deflation ETF
Trading Symbol	BNDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quadratic Deflation ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kfafunds.com/bndd/. You can also request this information by contacting us at 1-888-BNDD-007 (1-888-263-3007).
Additional Information Phone Number	1-888-BNDD-007 (1-888-263-3007)
Additional Information Website	https://kfafunds.com/bndd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Deflation ETF	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 7,546,180
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 45,001
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,546,180	4	$45,001	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*Footnote Reference^

Value	Value
Purchased OptionsFootnote Reference(1)	5.2%
Exchange-Traded Funds	79.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Investments as a percentage of total net assets will not add up to 100% because this chart does not include cash and other assets and liabilities. The difference between 100% and the sum of the percentages above is mostly cash held by the fund.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Long-Term Treasury ETF	79.8%
Purchased Option - CMS 30Y – 2Y, 0.90%, 08/12/26Footnote Reference(1)	2.9%
Purchased Option - CMS 30Y – 2Y, 0.80%, 10/14/26Footnote Reference(1)	1.2%
Purchased Option - CMS 30Y – 2Y, 0.62%, 04/22/26Footnote Reference(1)	1.1%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kfafunds.com/bndd/